Statement of cash flows - Summary of changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	₩ 144,697,942	₩ 139,689,840
Changes from cash flows	4,289,584	1,193,515
Interest expense (Amortization)	(36,792)	(113,277)
Changes in foreign currency	(157,178)	2,977,655
Other	393,771	950,209
Ending balance	149,187,327	144,697,942
Financial liabilities designated at FVTPL
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	261,299	254,832
Changes from cash flows	49,985	0
Interest expense (Amortization)	0	0
Changes in foreign currency	15	0
Other	(23,450)	6,467
Ending balance	287,849	261,299
Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	(140,273)	358,017
Changes from cash flows	148,779	119,361
Interest expense (Amortization)	0	0
Changes in foreign currency	0	0
Other	(285,623)	(617,651)
Ending balance	(277,117)	(140,273)
Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	49,920,373	56,901,352
Changes from cash flows	5,125,412	(8,231,239)
Interest expense (Amortization)	(100,672)	(131,663)
Changes in foreign currency	60,971	770,798
Other	388,750	611,125
Ending balance	55,394,834	49,920,373
Debt securities issued
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	93,765,854	81,561,725
Changes from cash flows	(753,062)	9,578,027
Interest expense (Amortization)	42,896	(4,401)
Changes in foreign currency	(210,960)	2,178,255
Other	146,694	452,248
Ending balance	92,991,422	93,765,854
Lease liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	890,689	613,914
Changes from cash flows	(281,530)	(272,634)
Interest expense (Amortization)	20,984	22,787
Changes in foreign currency	(7,204)	28,602
Other	167,400	498,020
Ending balance	₩ 790,339	₩ 890,689